SUBSEQUENT EVENT (Details) (USD $)	1 Months Ended		12 Months Ended		1 Months Ended			0 Months Ended	2 Months Ended						0 Months Ended							2 Months Ended		1 Months Ended
	Nov. 09, 2012	May 15, 2012	Dec. 31, 2012	Dec. 31, 2011	Jan. 31, 2013 New Note [Member]	Feb. 06, 2013 New Note [Member]	Feb. 06, 2013 New Note Two [Member]	Jan. 11, 2013 Issuance Of Stock [Member]	Feb. 25, 2013 Issuance Of Stock [Member] Restricted Stock [Member]	Feb. 25, 2013 Issuance Of Stock [Member] Stock Options [Member]	Jan. 11, 2013 Issuance Of Stock [Member] Minimum [Member]	Jan. 11, 2013 Issuance Of Stock [Member] Minimum [Member] After 180 days [Member]	Jan. 11, 2013 Issuance Of Stock [Member] Maximum [Member]	Jan. 11, 2013 Issuance Of Stock [Member] Maximum [Member] After 180 days [Member]	Jan. 11, 2013 Issuance Of Stock [Member] Series A [Member]	Feb. 04, 2013 Issuance Of Stock [Member] Series A [Member]	Jan. 11, 2013 Issuance Of Stock [Member] Series A [Member] Minimum [Member]	Jan. 11, 2013 Issuance Of Stock [Member] Series A [Member] Maximum [Member]	Jan. 11, 2013 Issuance Of Stock [Member] Series B [Member]	Jan. 11, 2013 Issuance Of Stock [Member] Series B [Member] Minimum [Member]	Jan. 11, 2013 Issuance Of Stock [Member] Series B [Member] Maximum [Member]	Mar. 07, 2013 Issuance of Debt [Member]	Dec. 31, 2012 Issuance of Debt [Member]	Feb. 06, 2013 Issuance of Debt [Member] New Note [Member]	Feb. 06, 2013 Issuance of Debt [Member] New Note Two [Member]	Feb. 06, 2013 Issuance of Debt [Member] Loan Extension [Member]
Subsequent Event [Line Items]
Common stock issued in private placement, shares	3,238,000	1,710,833													2,500
Conversion rate															10.00%
Proceeds from warrants issued															$ 2,500,000
Net proceeds from private placement	681,000	786,500													2,125,000
Shares registered																27,500,000
Number of convertible shares															4,166,666
Conversion price						$ 0.7004					$ 0.35	$ 0.15	$ 0.6	$ 0.35												$ 0.7004
Dividend rate, percentage															10.00%
Preferred stock liquidation preference															$ 1,000.0
Percentage of average trading days															70.00%
Warrants, exercise price						1.5	1.5										0.6	0.72		0.6	0.72				1.5	1.5
Monetary damages percentage								2.00%
Beneficial ownership percentage								9.99%
Issuance of common stock in exchange for services rendered, shares								416,666
Commission percentage											8.00%		10.00%
Repayments of notes payable			41,000	443,276		339,250	58,340															400,000		339,500	58,340
Convertible notes, face amount						57,500	150,000															474,893	1,805,500	57,500	150,000	1,523,750
Interest rate					5.00%		15.00%															5.00%			15.00%	15.00%
Note maturity date					Jul. 01, 2014	Aug. 01, 2013	Jul. 01, 2013															Oct. 01, 2013		Aug. 01, 2013	Jul. 01, 2013	Apr. 14, 2013
Up front proceeds																						1,500,000
Shares issued									890,000	185,000
Exercise price			$ 0.65	$ 1.2						$ 0.8
Shares issued in debt conversion																										2,035,720
Shares entitled by warrants	1,619,000	1,710,833																	2,083,334						239,900	2,662,769
Original debt amount	98,500	150,000				1,408,750																		396,750
Note one discharged						247,250																		1,408,750	100,000
Note two discharged						30,000																		247,250
Note three discharged							$ 115,000																	$ 30,000